SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity Under Stock Option and Incentive Plans

The following table summarizes the share option activity under the 2004 and 2010 Plans for the year ended December 31, 2012:

	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2012	25,151,840	0.55	0.28	-	-
Granted	1,021,500	0.79	0.40	-	-
Exercised	(3,836,590)	0.75	0.32	-	-
Expired	(151,490)	0.86	0.46	-	-
Forfeited	(2,692,830)	0.87	0.52	-	-

Outstanding, December 31, 2012	19,492,430	0.47	0.25	3.90	6,928

Vested and expected to vest at December 31, 2012	19,198,420	0.47	0.24	3.86	6,938

Exercisable at December 31, 2012	15,913,060	0.38	0.17	3.25	7,121

Schedule of Assumptions Used to Estimate Fair Value of Share Options

The following table presents the assumptions used to estimate the fair values of the share options granted/modified in the years presented:

	2010	2011	2012
Expected volatility range	70.5%	68.3-68.6%	70.34%
Risk-free interest rate	4.1%	2.2%-3.2%	1.1%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5	1.5	1.5-2.5

Schedule of Total Share-Based Compensation Expenses

Total share-based compensation expenses relating to options granted to employees and directors for the years ended December 31, 2010, 2011 and 2012 are included in:

	2010	2011	2012
	RMB	RMB	RMB	US$
Fulfillment	1,096	1,491	1,922	309
Marketing	233	300	332	53
Technology and content	787	1,372	1,015	163
General and administrative	8,184	8,294	7,918	1,271